Property, plant and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Beginning Balance	€ 6
Ending Balance	18,111	€ 6
Net book value	18,111	6	€ 15
Assets Under Construction [Member]
IfrsStatementLineItems [Line Items]
Net book value	17,161	6	15
Office equipment [member]
IfrsStatementLineItems [Line Items]
Net book value	157
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Net book value	793
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	6	15
Additions during the year	18,451	6
Transfers during the year (note 13)		(15)
Ending Balance	18,457	6
Gross carrying amount [member] | Assets Under Construction [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance	6	15
Additions during the year	17,155	6
Transfers during the year (note 13)		(15)
Ending Balance	17,161	6
Gross carrying amount [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance
Additions during the year	185
Transfers during the year (note 13)
Ending Balance	185
Gross carrying amount [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Beginning Balance
Additions during the year	1,111
Ending Balance	1,111
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance
Ending Balance	(346)
Charge for year	(346)
Accumulated impairment [member] | Assets Under Construction [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance
Ending Balance
Charge for year
Accumulated impairment [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance
Ending Balance	(28)
Charge for year	(28)
Accumulated impairment [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Beginning Balance
Ending Balance	(318)
Charge for year	€ (318)